Off-Balance Sheet Commitments - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Total lease commitments	€ 8,268
Orphan Europe
Disclosure Of Off Balance Sheet Commitments [Line Items]
Payment received on signing agreement	5,000
Future payments upon achievement of specified clinical, regulatory and commercial milestones	€ 37,500
Percentage of payment received for product delivered and royalties on sales	45.00%